Frank Value Fund
Investment Objective
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses
This table describes fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Frank Value Fund	Investor Class	Class C	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frank Value Fund		Investor Class	Class C	Institutional Class
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.25%	0.25%	0.24%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.52%	2.27%	1.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Frank Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	155	480	829	1,813
Class C	230	709	1,215	2,605
Institutional Class	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 81.29% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund’s adviser, Frank Capital Partners LLC, believes are underpriced based on the company’s intrinsic value.   The adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets.

The adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as:

- price-to-earnings, price-to-book value and price-to-cash flow ratios;

- the discounted value of future cash flows;

- acquisition values of similar companies; and

- the value stockholders would receive if the company was liquidated.

The adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings.  The adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company’s intrinsic value.

The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The adviser believes financial markets place undue emphasis on a company’s income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The adviser sells common stocks when the market price exceeds its estimate of intrinsic value.

From time to time the Fund may be invested more heavily in a particular sector if the adviser determines that companies in that sector present the best value.  The adviser may invest in “special situation” companies, including spin-offs and companies recently emerging from bankruptcy.

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Management Risk:  The main risk of investing in the Fund is that the adviser’s strategy of investing in undervalued securities may fail.  The adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stock holders; therefore the Fund could lose money if a company in which it invests becomes financially distressed.

Market Risk Disclosure: Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.

Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions.  Merger securities may encounter complications arising from the expected transaction. Finally, the adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Sector Risk:  If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector.  The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Non-diversification Risk: The Fund is non-diversified. This means that the Fund may not own as many securities as a diversified mutual fund of the same size. Due to the smaller number of security holdings, the appreciation or depreciation of a single stock may have a greater impact on the Fund’s share price.  As a result, this investment strategy can produce more fluctuation in the Fund’s value than a diversified mutual fund.

Value Investing Risk: Value stocks may remain undervalued during a given time period and may not ever realize their full value.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The bar chart and performance table below show the variability of the returns of the Fund, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund's Investor Class, Class C, and Institutional Class shares over time to the performance of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.frankfunds.com.

TOTAL RETURNS FOR INVESTOR CLASS SHARES (for the years ended December 31)

The Fund's Investor Class year-to-date return through September 30, 2014 was -0.68%. Best Quarter: 2nd quarter 2009 27.81% Worst Quarter: 4th quarter 2008 -28.03%
Average Annual Total Returns for the period ended December 31, 2013

In the performance table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only the Investor Class, and after-tax returns for the Class C and Institutional Class will vary from the returns shown in the table.

Average Annual Total Returns Frank Value Fund	1 Year	5 Years	Since Inception
Investor Class	40.85%	22.32%	9.43%	[1]
Investor Class Return After Taxes on Distributions	38.08%	21.49%	8.21%	[1]
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	24.12%	18.28%	7.34%	[1]
Investor Class -Comparison Index- S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.93%	7.82%	[1]
Class C	39.89%		19.57%	[1]
Class C -Comparison Index- S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%		18.61%	[1]
Institutional Class	41.32%		18.48%	[1]
Institutional Class -Comparison Index- S&P 500 Index (reflects no deductions for fees, expenses or taxes)	32.39%		17.68%	[1]
[1]	The Investor Class commenced investment operations on July 21, 2004, the Fund's Class C on September 23, 2010, and the Institutional Class on November 3, 2010.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  Returns presented for Investor Class would be substantially similar to Class C and Institutional Class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. After tax returns for Class C and Institutional Class, which are not shown, will vary from those of Institutional Class shares.

Leigh Baldwin Total Return Fund
Investment Objective
The Fund’s investment objective is to provide total return.
Fees and Expenses
This table describes fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Leigh Baldwin Total Return Fund
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Leigh Baldwin Total Return Fund
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		2.72%
Acquired Fund Fees and Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		4.29%
Fee Waiver and/or Expense Reimbursement	[2]	(1.42%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.87%
[1]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2023, so that the Fund's total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The agreement can be terminated at any time by the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leigh Baldwin Total Return Fund	290	1,173	2,068	4,362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 650.16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies, and exchange traded funds) and selling covered calls to generate income to the Fund.  The Fund may also purchase put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Fund may also hold cash and cash equivalents as a means of reducing the Fund’s volatility.

The Fund will invest in the stocks of primarily U.S. domestic companies of any market capitalization selected based on fundamental research performed by the Fund’s investment adviser, Leigh Baldwin & Co., LLC (“Leigh Baldwin” or, as the Fund’s investment adviser, the “Adviser”).  However, the Fund may also invest in sponsored and unsponsored American Depositary Receipts (“ADRs”) that represent an indirect investment in foreign companies.  In selecting the stocks for the Fund, the Adviser will focus on companies with long track records of positive earnings and dividend growth.  Key factors of a company’s growth prospects considered by the Adviser include strong company management and leadership, positive historic growth of company earnings and revenues, the company’s leadership position relative to its industry peers, and the estimated sustainability of the company’s current and future business plans. Stock investments will also be evaluated on their ability to generate consistent cash flow, via dividends and option income, without extreme price fluctuations. The Adviser will sell stocks for the Fund when the Adviser has determined that there has been a significant change, good or bad, regarding the factors described above.  The Adviser will also sell stocks used to cover a call option sold by the Fund when the option is exercised by the holder of the option.

The Fund may also maintain a position in cash or cash equivalents so that the Adviser has sufficient resources to make investments consistent with the Fund’s investment objective as opportunities arise without having to sell other holdings.

The Fund is a non-diversified fund, which means that the Fund may take a larger position in a small number of companies than a diversified fund.

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Market Risk:  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.

Management Risk:  The Adviser of the Fund has limited experience managing a mutual fund.  This inexperience may result in poor security selection causing the Fund to underperform other funds with similar investment strategies, and you may lose money.

Portfolio Turnover Risk:  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a Fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders.  These factors may negatively affect the Fund’s performance.

Non-Diversification Risk:  As a non-diversified fund, the Fund may be more susceptible to a single negative economic, political, or regulatory occurrence, and may be subject to substantially more market risk and volatility than a diversified fund.

Put and Call Option Risk:  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Investment Company Securities Risk:  When the Fund invests in another investment company (including mutual funds, registered closed-end investment companies, exchange traded funds and money market funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.  Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).  The Fund has no control over the risks taken by the underlying funds in which it invests.

Foreign Securities Risk:  Foreign securities are considered only if they are trading in domestic markets such as through ADRs, or are directly listed in a domestic market such as the New York Stock Exchange or NASDAQ. An ADR is a receipt for the shares of a foreign-based corporation, held in the vault of a U.S. bank and entitling the shareholder to all dividends and capital gains. A sponsored ADR is issued by a company whose stock will underlie the ADR. The corporation provides financial information to the bank and may subsidize the administration of the ADRs. An unsponsored ADR is issued by a broker/dealer or a depositary bank without the involvement of the company whose stock underlies the ADR. Purchases of foreign equity securities entail certain risks.  For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Performance

The bar chart shows performance for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Adviser’s website at www.leighbaldwin.com.

TOTAL RETURNS (for the years ended December 31)

The Fund’s year-to-date return through September 30, 2014 was 1.17%. Best Quarter: 3rd quarter 2009 3.56% Worst Quarter: 4th quarter 2008 -8.09%
Average Annual Total Returns for the period ended December 31, 2013
Average Annual Total Returns		1 Year	5 Years	Since Inception
Leigh Baldwin Total Return Fund -Comparison Index- S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.93%	9.49%	[1]
Leigh Baldwin Total Return Fund		(1.36%)	0.27%	(1.63%)	[1]
Leigh Baldwin Total Return Fund Return After Taxes on Distributions	[2]	(1.94%)	(0.99%)	(2.82%)	[1]
Leigh Baldwin Total Return Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	(0.77%)	(0.17%)	(1.58%)	[1]
[1]	The Fund commenced investment operations on August 1, 2008.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.